1997 SEMIANNUAL REPORT


IDS
Global Growth
Fund

(icon of) world

The goal of IDSGlobal Growth Fund, a part of IDSGlobal Series, Inc., is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of companies throughout the world.




      Distributed by American Express Financial Advisors Inc., Member SIPC.

(icon of) world

It's a big world
after all

No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are fast-growing foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth Fund offers investors the potential to prosper along with them.

Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   28
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      (picture of) William Pearce
      William R. Pearce
      President of the Fund

      From the portfolio manager

      IDS Global Growth Fund generated a positive return during the past six months, although its performance was penalized by a downturn in some key markets last spring. For the first half of the fiscal year -- November 1996 through April 1997 -- the Fund's Class A shares returned 1.8%. This figure includes a capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.

      The first four months of the period were easily the most productive as many markets around the world gained ground. Among the most consistent was the U.S. market which continued to thrive on the favorable factors of low inflation, low interest rates, solid economic growth and healthy corporate profits. I substantially increased the U.S. holdings last fall which worked to the Fund's benefit through February. Investments in other markets chipped in during that time, too, including those in Argentina, Germany, the United Kingdom and Canada, where the corporate restructuring trend that began in the U.S. has spread and ultimately boosted stock prices.

      U.S. decline affects
      smaller markets

      By March, though, the low-interest-rate leg of the stool supporting the U.S. market had begun to weaken under the pressure of stronger-than-expected economic data. The data fostered fears of higher inflation and, in turn, a rise in long-term interest rates -- usually, a nemesis for stocks. The result was a swift downturn in the U.S. market which was mimicked by several smaller markets, particularly in Southeast Asia. The bottom line for the Fund was that it was forced to give back much of its previous gain.

      Apart from the increase in U.S. holdings last fall, portfolio changes were minor during the six months. I reduced exposure to Southeast Asia, and, late in the period, I added to investments in Europe, particularly Germany and Austria. I kept a relatively low exposure to Japan, where Fund holdings performed well but were hampered by a decline in the yen.
      Overall, changes in currency values had a negligible effect on Fund performance, as declines in some currencies were offset by increases in others. As the period progressed, I reduced the number of holdings to allow the Fund to take larger positions in certain stocks while still providing adequate diversification. I also let the cash reserves build up to provide purchasing power when promising stocks experienced price dips.

      As I prepare this report in mid-May, the U.S. market remains at an all-time high level. While it may reach still-higher ground in the months ahead, I think several foreign markets may be better performers over the rest of the fiscal year. Therefore, while the Fund has a healthy exposure to domestic stocks, I am keeping the bulk of the portfolio invested in foreign issues, including a number of holdings in smaller, "emerging" markets in Latin America and Southeast Asia.


      (picture of) Richard Lazarchic
      Richard Lazarchic
      Portfolio manager

      To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)
April 30, 1997       $   6.61
Oct. 31, 1996        $   7.12
Decrease             $   0.51

Distributions
Nov. 1, 1996 - April 30, 1997

From income          $   0.46
From capital gains   $   0.18
Total distributions  $   0.64

Total return*           +1.8%**

Class B
 6-month performance

(All figures per share)
Net asset value (NAV)
April 30, 1997       $   6.54
Oct. 31, 1996        $   7.05
Decrease             $   0.51

Distributions
Nov. 1, 1996 - April 30, 1997

From income          $   0.43
From capital gains   $   0.18
Total distributions  $   0.61

Total return*           +1.4%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1997       $   6.62
Oct. 31, 1996        $   7.13
Decrease             $   0.51

Distributions
Nov. 1, 1996 - April 30, 1997

From income          $   0.47
From capital gains   $   0.18
Total distributions  $   0.65

Total return*           +1.9%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

 The Portfolio's ten largest holdings


      World Growth Portfolio

                                     Percent                              Value
                 (of Portfolio's net assets)             (as of April 30, 1997)

 Telecomunicacoes Brasileiras -

    Telebras ADR (Brazil)                    1.61%                  $18,646,875

    Volkswagen (Germany)                     1.54                    17,806,787

    Michelin (France)                        1.43                    16,482,395

    Telefonica de Espana ADR (Spain)         1.33                    15,400,000

    Stillwater Mining (United States)        1.22                    14,087,500

    UCAR Intl (United States)                1.18                    13,650,000

    Stork (Netherlands)                      1.15                    13,263,321

    Ladbroke Group (United Kingdom)          1.15                    13,218,920

    Elf Aquitaine (France)                   1.13                    13,091,750

    Prudential (United States)               1.05                    12,164,537


Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

(icon of) pie chart

The ten holdings listed here make up 12.79% of the Portfolio's net assets



      Financial statements


      Statement of assets and liabilities
      IDS Global Growth Fund
      April 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investment in World Growth Portfolio (Note 1)                                                  $1,155,424,383
                                                                                                --------------
 Total assets                                                                                    1,155,424,383
                                                                                                 -------------

                                  Liabilities

 Accrued distribution fee                                                                                4,059
 Accrued service fee                                                                                     9,142
 Accrued transfer agency fee                                                                             6,482
 Accrued administrative services fee                                                                     1,599
 Other accrued expenses                                                                                160,229
 Total liabilities                                                                                     181,511
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $1,155,242,872
                                                                                                --------------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                       $     1,750,335
 Additional paid-in capital                                                                      1,131,248,301
 Undistributed net investment income                                                                 3,614,612
 Accumulated net realized loss (Note 1)                                                            (10,959,720)
 Unrealized appreciation of investments and on translation
      of assets and liabilities in foreign currencies                                               29,589,344
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,155,242,872
                                                                                                --------------
 Net assets applicable to outstanding shares:             Class A                               $  933,765,008
                                                          Class B                               $  200,346,977
                                                          Class Y                               $   21,130,887
 Net asset value per share of outstanding capital stock:  Class A shares      141,206,205       $         6.61
                                                          Class B shares       30,634,148       $         6.54
                                                          Class Y shares        3,193,117       $         6.62


See accompanying notes to financial statements.


      Statement of operations
      IDS Global Growth Fund
      Six months ended April 30, 1997


                                  Investment income
                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $  6,959,736
 Interest                                                                                            4,772,307
                                                                                                     ---------
 Total income                                                                                       11,732,043
                                                                                                    ----------
 Expenses (Note 2):
 Expenses, including investment management services fee,
      allocated from World Growth Portfolio                                                          4,828,030
 Distribution fee -- Class B                                                                            666,274
 Transfer agency fee                                                                                 1,122,078
 Incremental transfer agency fee-- Class B                                                              14,297
 Service fee
      Class A                                                                                          818,634
      Class B                                                                                          155,049
 Administrative services fees and expenses                                                             289,774
 Compensation of board members                                                                           9,006
 Compensation of officers                                                                                1,374
 Postage                                                                                                67,487
 Registration fees                                                                                     136,676
 Reports to shareholders                                                                                60,211
 Audit fees                                                                                              3,250
 Other                                                                                                   5,171
                                                                                                         -----
 Total expenses                                                                                      8,177,311
      Earnings credits on cash balances (Note 2)                                                       (31,069)
                                                                                                       -------
 Total net expenses                                                                                  8,146,242
                                                                                                     ---------
 Investment income -- net                                                                            3,585,801
                                                                                                     ---------

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security and foreign currency transactions                                   (10,542,615)
 Net realized loss on financial futures contracts                                                     (226,352)
 Net realized gain on option contracts written                                                       1,128,066
                                                                                                     ---------
 Net realized loss on investments and foreign currencies                                            (9,640,901)
 Net change in unrealized appreciation or depreciation of investments and on
      translation of assets and liabilities in foreign currencies                                   24,023,891
                                                                                                    ----------
 Net gain on investments and foreign currencies                                                     14,382,990
                                                                                                    ----------
 Net increase in net assets resulting from operations                                              $17,968,791
                                                                                                   ===========

See accompanying notes to financial statements.



      Financial statements


      Statements of changes in net assets
      IDS Global Growth Fund


                                  Operations and distributions            April 30, 1997         Oct. 31, 1996

                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income-- net                                               $       3,585,801      $     12,802,747
 Net realized gain (loss) on investments and foreign currencies               (9,640,901)           83,713,244
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies      24,023,891             4,273,988
                                                                              ----------             ---------
 Net increase in net assets resulting from operations                         17,968,791           100,789,979
                                                                              ----------           -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                           (28,167,356)          (13,274,302)
           Class B                                                            (4,479,779)             (512,136)
           Class Y                                                              (638,540)             (423,874)
      Net realized gain
           Class A                                                           (53,866,031)           (3,145,261)
           Class B                                                            (9,804,471)             (134,517)
           Class Y                                                            (1,160,638)              (93,987)
                                                                              ----------               -------
 Total distributions                                                         (98,116,815)          (17,584,077)
                                                                             -----------           -----------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                330,036,380           618,804,853
      Class B shares                                                          67,890,520           128,152,185
      Class Y shares                                                           5,254,368            14,771,272
 Reinvestment of distributions at net asset value
      Class A shares                                                          80,788,596            16,289,957
      Class B shares                                                          14,222,079               642,144
      Class Y shares                                                           1,799,178               517,861
 Payments for redemptions
      Class A shares                                                        (319,582,370)         (465,361,817)
      Class B shares (Note 2)                                                (14,180,563)           (6,684,733)
      Class Y shares                                                          (3,564,977)          (21,373,475)
                                                                              ----------           -----------
 Increase in net assets from capital share transactions                      162,663,211           285,758,247
                                                                             -----------           -----------
 Total increase in net assets                                                 82,515,187           368,964,149
 Net assets at beginning of period                                         1,072,727,685           703,763,536
                                                                           -------------           -----------
 Net assets at end of period                                              $1,155,242,872        $1,072,727,685
                                                                          ==============        ==============
      (including undistributed net investment income of
      $3,614,612 and $33,314,486)

See accompanying notes to financial statements.

      Notes to financial statements


      IDS Global Growth Fund
      (Unaudited as to April 30, 1997)


      1. Summary of significant accounting policies

      IDS Global Growth Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be freely allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class-specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in World Growth Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. World Growth Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1997 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

      2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,819,075 for Class A and $76,631 for Class B for the six months ended April 30, 1997.

      During the six months ended April 30, 1997, the Fund's transfer agency fees were reduced by $31,069 as a result of earning credits from overnight cash balances.

      3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                         Six months ended April 30, 1997
                                       Class A       Class B       Class Y

      Sold                          47,851,239     9,896,240       759,799

      Issued for reinvested
        distributions               12,112,236     2,150,299       269,701

      Redeemed                     (46,266,337)   (2,089,207)     (516,654)
                                   -----------    ----------      --------

      Net increase                  13,697,138     9,957,332       512,846


                                            Year ended Oct. 31, 1996
                                       Class A       Class B       Class Y

      Sold                          88,252,347    18,190,526     2,116,472

      Issued for reinvested
        distributions                2,550,087       100,919        81,068

      Redeemed                     (66,749,101)     (956,204)   (3,202,166)
                                   -----------      --------    ----------

      Net increase (decrease)       24,053,333    17,335,241    (1,004,626)


4. Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Oct. 31,
Per share income and capital changesa
                                                                        Class A
                             1997b        1996         1995          1994         1993          1992         1991          1990c
Net asset value,             $7.12       $6.37        $6.96         $6.30        $4.92         $5.03        $4.67         $5.00
beginning of period

                 Income from investment operations:

Net investment income          .01         .08          .10           .04          .02           .04          .08           .04

Net gains (losses)             .12         .83         (.59)          .73         1.43          (.11)         .36          (.37)
 (both realized
and unrealized)

Total from investment          .13         .91         (.49)          .77         1.45          (.07)         .44          (.33)
operations

                 Less distibutions:

Dividends from net            (.22)       (.13)        (.05)         (.02)       (.03)          (.04)        (.08)           --
investment income

Distributions from            (.42)       (.03)        (.05)         (.09)       (.03)            --           --            --
realized gains

Excess distributions of         --          --           --            --        (.01)            --           --            --
realized gains

Total distributions           (.64)       (.16)        (.10)         (.11)       (.07)         (.04)        (.08)            --

Net asset value,             $6.61       $7.12        $6.37         $6.96       $6.30         $4.92        $5.03          $4.67
end of period

                  Ratios/supplemental data

                                                                        Class A
                              1997b        1996         1995          1994        1993          1992         1991          1990c
Net assets, end of             $934        $908         $659          $670        $244           $69          $38           $21
period (in millions)

Ratio of expenses to          1.32%e      1.37%        1.39%         1.38%       1.51%         1.72%        1.70%          .81%e
average daily net
assetsd

Ratio of net income            .74%e      1.45%        1.59%          .85%        .80%         1.16%        1.66%         2.99%e
to average daily
net assets

Portfolio turnover rate         91%        134%          90%           26%         27%           41%          33%           20%
(excluding short-term
securities) for the
underlying Portfolio

Total returnf                  1.8%       14.5%        (7.0%)        12.1%       29.9%         (1.5%)        9.8%         (6.7%)

Average brokerage            $.0146      $.0094           --            --          --            --           --            --
commission rate
for the underlying
Portfoliog

aFor a share outstanding throughout the period.  Rounded to the nearest cent.
bSix months ended April 30, 1997 (Unaudited).
cInception date. Period from May 29, 1990 to Oct. 31, 1990.
dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
eAdjusted to an annual basis.
fTotal return does not reflect payment of a sales charge.
gEffective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Notes to financial statements
IDS Global Growth Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa

                                         Class B                                               Class Y
                             1997b          1996        1995c                      1997b          1996        1995c
Net asset value,             $7.05         $6.34        $5.82                      $7.13         $6.38        $5.82
beginning of period
                          Income from investment operations:

Net investment income           --           .05          .02                        .02           .09          .06

Net gains on securities        .10           .81          .50                        .12           .83          .50
(both realized and
unrealized)

Total from investment          .10           .86          .52                        .14           .92          .56
operations

                          Less distributions:

Dividends from net            (.19)         (.12)          --                       (.23)         (.14)           --
investment income

Distributions from            (.42)         (.03)          --                       (.42)         (.03)           --
realized gains

Total distributions           (.61)         (.15)          --                       (.65)         (.17)           --

Net asset value,             $6.54         $7.05        $6.34                      $6.62         $7.13         $6.38
end of period

                          Ratios/supplemental data

                                         Class B                                               Class Y
                             1997b          1996        1995c                      1997b          1996        1995c

Net assets, end of            $200          $146          $21                        $21           $19          $24
period (in millions)

Ratio of expenses to         2.09%e        2.14%        2.16%e                     1.14%e        1.19%        1.20%e
average daily net assetsd

Ratio of net income to         --%e        1.05%         .85%e                      .91%e        1.60%        2.37%e
average daily net assets

Portfolio turnover rate        91%          134%          90%                        91%          134%          90%
(excluding short-term
securities) for the
underlying Portfolio

Total returnf                 1.4%         13.6%         8.9%                       1.9%         14.7%         9.6%

Average brokerage           $.0146        $.0094           --                     $.0146        $.0094           --
commission rate
for the underlying
Portfoliog

aFor a share outstanding throughout the period.  Rounded to the nearest cent.
bSix months ended April 30, 1997 (Unaudited).
cInception date was March 20, 1995.
dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
eAdjusted to an annual basis.
fTotal return does not reflect payment of a sales charge.
gEffective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

The tables below show certain important financial information for evaluating the Fund's results.


      Financial statements

      Statement of assets and liabilities
      World Growth Portfolio
      April 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
 Investments in securities of unaffiliated issuers
      (identified cost $1,257,835,586)                                                          $1,285,501,619
 Investments in securities of affiliated issuers
      (identified cost $7,007,517)                                                                   9,026,250
 Dividends and accrued interest receivable                                                           2,253,184
 Receivable for investment securities sold                                                          15,526,546
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                   20,614
 U.S. government securities held as collateral (Note 5)                                             23,655,790
                                                                                                    ----------
 Total assets                                                                                    1,335,984,003
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   9,106,667
 Payable for investment securities purchased                                                        24,135,290
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   35,303
 Payable upon return of securities loaned (Note 5)                                                 146,543,265
 Accrued investment management services fee                                                             23,725
 Other accrued expenses                                                                                126,568
                                                                                                       -------
 Total liabilities                                                                                 179,970,818
 Net assets                                                                                     $1,156,013,185
                                                                                                --------------

See accompanying notes to financial statements.





      Financial statements


      Statement of operations
      World Growth Portfolio
      Six months ended April 30, 1997

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                         $  4,756,799
 Dividends (net of foreign taxes withheld of $418,317)                                               6,914,550
 Dividends earned on affiliated issuers                                                                 48,661
                                                                                                        ------
 Total income                                                                                       11,720,010
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  4,299,585
 Compensation of board members                                                                          11,759
 Custodian fees                                                                                        503,378
 Audit fees                                                                                              9,750
 Administrative services fees and expenses                                                               5,931
 Other                                                                                                   9,698
                                                                                                         -----
 Total expenses                                                                                      4,840,101
      Earnings credits on cash balances (Note 2)                                                        (9,667)
                                                                                                        ------
 Total net expenses                                                                                  4,830,434
                                                                                                     ---------
 Investment income -- net                                                                            6,889,576

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security and foreign currency transactions
      (including loss of $880,752 from foreign currency transactions
      and a realized gain of $12,720 from sale of affiliated issuer) (Note 3)                      (10,549,951)
 Net realized loss on financial futures contracts                                                     (226,454)
 Net realized gain on option contracts written (Note 1)                                              1,128,600
                                                                                                     ---------
 Net realized loss on investments and foreign currencies                                            (9,647,805)
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies                            24,035,766
 Net gain on investments and foreign currencies                                                     14,387,961
                                                                                                    ----------
 Net increase in net assets resulting from operations                                              $21,277,537
                                                                                                   ===========

See accompanying notes to financial statements.


      Statements of changes in net assets
      World Growth Portfolio

                                  Operations

                                                                      Six months ended   For the period from
                                                                          April 30, 1997          May 13, 1996*
                                                                             (Unaudited)      to Oct. 31, 1996
Investment income-- net                                               $       6,889,576      $     12,183,646
 Net realized gain (loss) on investments and foreign currencies               (9,647,805)           27,471,267
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies      24,035,766           (63,955,989)
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations              21,277,537           (24,301,076)
 Net contributions                                                            61,331,758         1,097,654,966
                                                                              ----------         -------------
 Total increase in net assets                                                 82,609,295         1,073,353,890
 Net assets at beginning of period (Note 1)                                1,073,403,890                50,000
                                                                           -------------                ------
 Net assets at end of period                                              $1,156,013,185        $1,073,403,890
                                                                          ==============        ==============

*Commencement of operations

 See accompanying notes to financial statements.


      Notes to financial statements


      World Growth Portfolio
      (Unaudited as to April 30, 1997)


     1. Summary of significant accounting policies

      World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contibuted $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended April 30, 1997, the Portfolio's custodian fees were reduced by $9,667 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

      3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,053,751,750 and $952,721,999, respectively, for the six months ended April 30, 1997. For the same period, the portfolio turnover rate was 91%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $32,357 for this period.

      4. Foreign currency contracts

      At April 30, 1997, the Portfolio had entered into 21 foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

    Exchange date     Currency to      Currency to     Unrealized    Unrealized
                     be delivered      be received    appreciation  depreciation

     May 1, 1997         794,246        100,189,374    $     --        $  5,012
     U.S. Dollar     Japanese Yen

     May 1, 1997         638,147          495,139            --           2,648
  Australian Dollar   U.S. Dollar

     May 1, 1997       33,391,689         265,241         2,200              --
    Japanese Yen      U.S. Dollar

     May 2, 1997         594,531        15,523,200           --             285
     U.S. Dollar     Thailand Baht

     May 2, 1997        1,739,719        1,348,909           --           8,159
  Australian Dollar   U.S. Dollar

     May 2, 1997        5,645,044         213,811            --             260
   Philippine Peso    U.S. Dollar

     May 2, 1997       326,637,300        134,535           116              --
  Indonesian Rupiah   U.S. Dollar

     May 2, 1997       14,609,687        1,834,927           --           4,042
    Mexican Peso      U.S. Dollar

     May 5, 1997        3,870,139        3,017,354           --           1,548
  Australian Dollar   U.S. Dollar

     May 5, 1997        5,214,987         197,575            --             187
   Philippine Peso    U.S. Dollar

     May 5, 1997       118,777,200        48,900             20              --
  Indonesian Rupiah   U.S. Dollar

     May 5, 1997       411,238,035        169,074            --             160
  Indonesian Rupiah   U.S. Dollar

     May 6, 1997         854,466          525,793            --           2,366
     U.S. Dollar     British Pound

     May 6, 1997         145,309         3,792,855           --             114
     U.S. Dollar     Thailand Baht

     May 6, 1997        3,641,959       16,193,608           --              81
     U.S. Dollar  South African Rand

     May 6, 1997        9,845,671         372,857            --             509
   Philippine Peso    U.S. Dollar

     May 6, 1997       13,121,528         103,376            12              --
    Japanese Yen      U.S. Dollar

     May 6, 1997       194,868,844        80,104             --              89
  Indonesian Rupiah   U.S. Dollar

     May 7, 1997        1,605,075        2,619,451       18,266              --
    British Pound     U.S. Dollar

     May 7, 1997         95,911          2,505,283           --               6
     U.S. Dollar     Thailand Baht

     May 30, 1997       2,670,473       15,528,800           --           9,837
                                                         ------           -----
     U.S. Dollar     French Franc

                                                        $20,614         $35,303

      5. Lending of portfolio securities

      At April 30, 1997, securities valued at $133,366,952 were on loan to brokers. For collateral, the Portfolio received $122,887,475 in cash and U.S. government securities valued at $23,655,790. Income from securities lending amounted to $582,319 for the period ending April 30, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

      Investments in securities


      World Growth Portfolio
      April 30, 1997 (Unaudited)
                                                (Percentages represent value of
                                            investments compared to net assets)
Investments in securities of unaffiliated issuers

 Common stocks (85.5%)
Issuer                       Shares        Value(a)

 Argentina (3.9%)

 Banks and savings & loans (0.6%)
 Banco de Galicia           300,000(d)   $7,298,438


 Financial services (0.5%)
 IRSA                       150,000       5,250,000


 Metals (0.5%)
 Siderar ADR                200,000       6,300,000


 Multi-industry conglomerates (1.1%)
 Perez Companc              625,000      10,050,000
 Cresud ADR                 138,700(c)    2,548,613
 Total                                   12,598,613


 Utilities -- telephone (1.2%)
 Telecom Argentina ADR      165,000(d)    8,250,000
 Telefonica De Argentina    160,000       5,320,000
 Total                                   13,570,000


 Australia (3.2%)

 Banks and savings & loans (0.8%)
 Commonwealth Bank
    of Australia          1,250,000(d)    9,360,593

 Energy (0.5%)
 Woodside Petroleum         720,000       5,728,683


 Insurance (0.5%)
 Natl Mutual Holdings     4,067,271(c,d)  6,028,074


 Metals (0.5%)
 Pasminco                 3,000,000(c)    5,709,960


 Multi-industry conglomerates (0.9%)
 Pacific Dunlop           4,000,000(d)   10,795,884


 Austria (0.6%)

 Utilities -- electric
 EVN Energie-Versorgung
    Niederoesterreich        60,000       7,420,904

 Bahamas (0.7%)

 Restaurants & lodging
 Sun Intl Hotels            275,000(c)    8,353,125

 Brazil (1.6%)

 Utilities -- telephone
 Telecomunicacoes Brasileiras -
    Telebras ADR            162,500     $18,646,875

 Canada (4.1%)

 Banks and savings & loans (0.7%)
 Royal Bank of Canada       200,000       7,997,134


 Communications equipment & services (0.6%)
 Northern Telecom           100,000       7,262,500


 Health care (0.6%)
 Biovail Intl               300,000(c,d)  7,500,000


 Industrial equipment & services (1.0%)
 Bombardier Cl B            550,000      11,104,346


 Metals (0.3%)
 Euro-Nevada Mining          93,500       2,684,338
 Euro-Nevada Mining          18,900(b)      542,610
 Total                                    3,226,948


 Real estate (0.1%)
 Intrawest                  115,000(c)    1,581,250


 Utilities -- telephone (0.8%)
 BCE                        200,000(d)    9,325,000


 Chile (0.7%)

 Beverages & tobacco
 Embotelladora Andina ADR
    Series A                260,000       5,200,000
    Series B                140,000       2,747,500
 Total                                    7,947,500

 Finland (1.8%)

 Industrial equipment & services (0.9%)
 Valmet                     600,000     10,142,405


 Multi-industry conglomerates (0.9%)
 Amer Group                 600,000(d)   10,269,329


 France (4.8%)

 Automotive & related (2.2%)
 Michelin                   295,000      16,482,395
 Valeo                      150,000       9,252,120
 Total                                   25,734,515


 Chemicals (0.7%)
 Cie Generale Des Eaux       60,000       8,357,749


 Electronics (0.8%)
 SGS-THOMSON
    Microelectronics        115,000(c)    9,013,125

 Energy (1.1%)
 Elf Aquitaine              135,000      13,091,750


 Germany (4.3%)

 Automotive & related (2.9%)
 BMW                         12,000(d)    9,828,736
 Daimler-Benz ADR            75,000(d)    5,578,125
 Volkswagen                  28,000(d)   17,806,787
 Total                                   33,213,648

 Electronics (0.9%)
 Siemens                    200,000      10,836,101


 Textiles & apparel (0.5%)
 Adidas                      50,000       5,212,996


 Ghana (0.2%)

 Metals
 Ashanti Goldfields         199,075       2,174,037


 Greece (0.2%)

 Financial services
 Natl Investment             45,530       1,979,252


 Hong Kong (2.7%)

 Financial services (1.3%)
 Cheung Kong                575,000       5,047,440
 New World Development    1,000,000       5,770,347
 Sun Hung Kai Properties    400,000       4,337,442
 Total                                   15,155,229

 Insurance (0.8%)
 Natl Mutual Asia         8,566,000       8,846,314


 Multi-industry conglomerates (0.6%)
 Wharf Holdings           2,000,000       7,564,706


 Hungary (0.1%)

 Banks and savings & loans
 Euronet Services           113,000(c)    1,419,563


 India (0.2%)

 Automotive & related
 Tata Engineering &
    Locomotive GDR          200,000       2,430,000

 Indonesia (0.5%)

 Banks and savings & loans (0.2%)
 PT Bank Bali               929,000       2,236,481


 Real estate (0.3%)
 PT Jaya Real Properties  2,502,500(c)    3,243,981


 Ireland (0.2%)

 Food
 Greencore Group            500,000       2,552,426


 Japan (7.6%)

 Communications equipment & services (1.2%)
 DDI                            875       5,810,587
 Hitachi                    600,000       5,435,425
 Oki Electric               500,000(d)    2,453,819
 Total                                   13,699,831

 Computers & office equipment (0.4%)
 Meitec                     250,000       5,002,166


 Electronics (2.7%)
 Matsushita Electric        375,000       5,996,691
 Mitsumi Electric           400,000(d)    8,413,092
 NEC                        725,000       8,852,259
 Shinko Electric            220,000(c,d)  7,538,698
 Total                                   30,800,740


 Financial services (0.8%)
 Nomura Securities          700,000       7,830,162
 TOC                        103,000         965,536
 Total                                    8,795,698


 Health care (0.4%)
 Sankyo                     180,000       4,820,985


 Media (0.7%)
 Sony                        40,000       2,911,497
 Sony ADR                    70,700       5,187,613
 Total                                    8,099,110


 Multi-industry conglomerates (0.5%)
 Secom                      100,000       5,947,458


 Utilities -- electric (0.9%)
 Hirose Electric             80,000       4,373,548
 Sumitomo Electic           475,000(c)    6,435,858
 Total                                   10,809,406


 Malaysia (2.5%)

 Automotive & related (0.8%)
 Diversified Resources    4,000,000(c)    9,559,848


 Leisure time & entertainment (0.8%)
 Multi-Purpose Holdings   6,000,000       9,798,840


 Multi-industry conglomerates (0.6%)
 China North Inds
    Investment            4,980,000(c)    2,016,900
 Leader Universal
    Holdings              2,400,000(c)    4,779,924
 Total                                    6,796,824


 Utilities -- electric (0.3%)
 Tenaga Nasional            618,000(c)    2,855,526


 Mexico (2.7%)

 Beverages and tobacco (0.7%)
 Femsa                    1,800,000       8,496,432


 Building materials & construction (0.7%)
 Cemex                      448,000(c)    1,488,728
 Empresas ICA Sociedad
    Controladora            400,000(d)    5,950,000
 Total                                    7,438,728

 Multi-industry conglomerates (0.4%)
 Grupo Financiero
    Banorte               5,000,000(c)    4,883,850


 Utilities -- telephone (0.9%)
 Telefonos de Mexico        250,000     $10,312,500


 Netherlands (2.0%)

 Industrial equipment & services (1.2%)
 Stork                      307,894      13,263,321

 Transportation (0.8%)
 Nedlloyd                   400,000(d)    9,180,294

 Peru (1.1%)

 Banks and savings & loans (0.7%)
 Credicorp                  360,000       7,560,000


 Utilities -- telephone (0.4%)
 CPT Telefonica             500,000(c)    1,200,750
 Telefonica del Peru ADR    153,500(c)    3,684,000
 Total                                    4,884,750


 Philippines (1.2%)

 Electronics (0.1%)
 Solid Group              7,500,000(c)    1,592,715

 Multi-industry conglomerates (0.6%)
 Belle                   29,046,400(c)    6,939,388

 Paper & packaging (0.5%)
 Intl Container Service  10,000,000(c)    5,877,890


 South Africa (0.3%)

 Energy equipment & services
 Sasol                      285,200       3,655,999

 Spain (1.8%)


 Energy (0.5%)
 Repsol ADR                 125,000(d)    5,234,375


 Utilities -- telephone (1.3%)
 Telefonica de Espana ADR   200,000(d)   15,400,000


 Sweden (0.9%)

 Communications equipment & services (0.5%)
 Ericsson (LM) ADR          160,000       5,380,000

 Health care services (0.4%)
 Getinge Industrier Cl B    270,000(d)    4,749,703

 Switzerland (1.1%)

 Banks and savings & loans (0.6%)
 Credit Suisse Group         60,000(d)    6,754,832


 Health care (0.5%)
 Novartis                     4,200       5,531,638


 Thailand (0.7%)

 Building materials & construction (0.7%)
 Italian-Thai Development 2,211,800       7,450,907

 Miscellaneous (--%)
 Southeast Asia Frontier    170,000(c)      382,500

 United Kingdom (9.5%)

 Airlines (0.7%)
 British Airways            728,736       8,337,724


 Building materials & construction (0.5%)
 TI Group                   650,000       5,556,591


 Computers & office equipment (0.8%)
 JBA Holdings               700,000       9,245,454


 Electronics (0.7%)
 Johnson Matthey          1,000,000       8,111,042


 Energy (0.9%)
 Lasmo                    2,725,000       9,892,069


 Furniture & appliances (0.6%)
 Dixons Group               900,000       7,380,158


 Health care (1.5%)
 Biocompatibles Intl        525,000(c)   12,060,212
 British Biotech          1,300,000(c)    5,087,835
 Total                                   17,148,047


 Leisure time & entertainment (1.1%)
 Ladbroke Group           3,523,485      13,218,920


 Multi-industry conglomerates (0.9%)
 Inchcape                 2,250,000       9,990,923


 Paper & packaging (1.8%)
 Freepages Group         17,333,000(c)  $11,376,306
 Pearson                    800,000       9,185,492
 Total                                   20,561,798


 United States (24.3%)

 Aerospace & defense (1.7%)
 Boeing                     100,000       9,862,500
 Hexcel                     575,000(d)   10,278,125
 Total                                   20,140,625


 Automotive & related (0.7%)
 General Motors             150,000       8,681,250


 Computers & office equipment (4.3%)
 Compaq                     105,000(c)    8,964,375
 First Data                 275,000       9,487,500
 Ikon Office Solutions      140,000       3,762,500
 Ingram Micro               275,000(c)    6,256,250
 Oracle                     250,000(c)    9,937,500
 Xerox                      180,000      11,070,000
 Total                                   49,478,125


 Electronics (0.6%)
 Lattice Semiconductor      125,000(c)    6,984,375


 Energy (2.2%)
 Nabors Inds                265,000(c)    4,968,750
 Noble Affiliates            50,000       1,787,500
 OMV                         60,000       6,549,304
 United Meridian            190,000(c)    5,391,250
 Unocal                     175,000       6,671,874
 Total                                   25,368,678

 Energy equipment & services (2.8%)
 Camco Intl                 125,000(d)    5,546,875
 Dresser Inds               400,000      11,950,000
 ENSCO Intl                  75,000(c)    3,562,500
 Noble Drilling             200,000(c)    3,475,000
 Schlumberger                75,000       8,306,250
 Total                                   32,840,625

 Health care (2.7%)
 Amgen                      100,000(c)    5,887,500
 Biogen                     175,000(c)    5,600,000
 Boston Scientific          185,000(c)    8,926,250
 Lilly (Eli)                 65,000       5,711,875
 Merck                       50,000       4,525,000
 Total                                   30,650,625


 Health care services (0.7%)
 HBO & Co                   150,000       8,025,000

 Insurance (1.1%)
 Prudential               1,250,000(c)   12,164,537

 Metals (3.7%)
 Aluminum Co of America     140,000       9,782,500
 Getchell Gold              150,000(c)    5,756,250
 Stillwater Mining          700,000(c)   14,087,500
 UCAR Intl                  325,000(c)   13,650,000
 Total                                   43,276,250

 Multi-industry conglomerates (0.6%)
 Westinghouse               405,000       6,885,000


 Paper & packaging (1.0%)
 Crown Cork & Seal          130,000       7,117,500
 Unisource                  300,000       4,425,000
 Total                                   11,542,500


 Retail (1.2%)
 American Stores            150,000       6,825,000
 Circuit City               165,000       6,538,125
 Total                                   13,363,125


 Transportation (0.4%)
 Hvide Marine Cl A          250,000(c)    4,312,500


 Utilities -- telephone (0.6%)
 Airtouch Communications    280,000(c)    7,140,000


 Total common stocks of unaffiliated issuers
 (Cost: $961,019,087)                  $988,731,629

 Bonds (1.5%)
 Issuer and                Principal        Value(a)
 coupon rate                  amount

 Argentina (0.5%)

 Banco de Galicia
 (U.S. Dollar)
 7.00% Cv 2002           $5,000,000      $5,725,000

 Hong Kong (0.3%)

 China Resources Beijing Land
 (U.S. Dollar)
 2.00% Cv 2004            3,000,000(b)    3,000,000


 India (0.4%)

 Mahindra & Mahindra
 (U.S. Dollar)
 5.00% 2001               4,000,000(b)    4,160,000

 Luxembourg (0.3%)

 Scandinavian Broadcast
 (U.S. Dollar)
 7.25% Cv 2005            4,500,000       4,038,750

 Total bonds
 (Cost: $14,351,995)                    $16,923,750

 Other (__%)
 Issuer                       Shares        Value(a)

 Germany (__%)

 Daimler-Benz AG             75,000          $4,688
    Rights

 Hong Kong (__%)

 Lai Sun Hotels Intl
    Warrants                602,110(e)            --


 Malaysia (__%)

 Multi-Purpose Holdings
    Warrants              6,600,000               7


 Total other
 (Cost: $2,619,048)                          $4,695


Short-term securities (24.2%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (0.1%)
 Federal Home Loan Mtge Corp Disc Nt
    05-08-97     5.43%    $1,669,000     $1,667,244

 Commercial paper (19.9%)
 Abbott Laboratories
    05-12-97     5.49      2,500,000      2,495,821
 Albertson's
    05-06-97     5.58      1,900,000      1,898,535
 ABN Amro
    05-23-97     5.52      9,440,000      9,408,271
    07-30-97     5.67      6,000,000      5,911,275
 American General Finance
    06-09-97     5.58      5,000,000(f)   4,970,046
 AT&T Capital
    06-02-97     5.54      6,500,000      6,468,222
    06-06-97     5.49      5,400,000      5,370,516
 Ameritech Capital Funding
    05-27-97     5.47      3,300,000      3,287,011
    06-10-97     5.53      6,000,000      5,963,333
 Associates Corp North America
    05-01-97     5.55     12,400,000     12,400,000
 BOC Group
    05-02-97     5.57      6,100,000(f)   6,099,060
 BHP Finance
    05-13-97     5.58      8,000,000      7,985,200
 CAFCO
    05-07-97     5.58      5,900,000(f)   5,894,542
    05-29-97     5.54      4,100,000      4,082,397
 Cargill
    06-24-97     5.57      1,700,000      1,685,689
 Ciesco LP
    05-05-97     5.37      4,100,000(f)   4,097,572
    05-12-97     5.54        800,000(f)     798,651
    05-27-97     5.53      6,000,000      5,976,167
    06-04-97     5.57      2,200,000      2,188,510
    06-18-97     5.62      7,700,000      7,642,712
    Clorox
    06-16-97     5.60      6,500,000      6,453,821
 Commercial Credit
    06-05-97     5.56      3,900,000      3,879,032
 Dean Witter, Discover &Co
    06-13-97     5.61      6,100,000      6,059,489
    06-20-97     5.60      5,600,000      5,556,755
 Fleet Funding
    05-14-97     5.57      4,900,000(f)   4,890,197
 Ford Motor Credit
    06-10-97     5.59      4,900,000      4,869,783
 Gannett
    06-02-97     5.53      9,000,000(f)   8,956,000
 General Electric Capital
    06-17-97     5.60      6,000,000      5,956,447
 Goldman Sachs Group
    05-21-97     5.55      6,600,000      6,579,760
 Merrill Lynch
    05-30-97     5.58      6,500,000      6,470,940
 Metlife Funding
    06-19-97     5.62      8,800,000      8,733,164
 Morgan Stanley Group
    05-20-97     5.53      3,300,000      3,290,403
    05-23-97     5.54      8,500,000      8,471,327
    06-10-97     5.59        700,000        695,676
 Novartis
    05-22-97     5.51      7,000,000(f)   6,977,583
 Paccar Financial
    05-22-97     5.50      6,000,000      5,980,820
    05-28-97     5.52      3,200,000      3,186,800
 Proctor & Gamble
    06-06-97     5.54      5,000,000      4,972,500
 SBC Communications Capital
    05-29-97     5.54      6,200,000(f)   6,173,430
    06-03-97     5.53      8,500,000(f)   8,457,146
 SAFECO Credit
    05-02-97     5.35      6,500,000      6,499,041
 Unilever Capital
    06-02-97     5.56      2,200,000(f)   2,189,205
 Total                                  229,922,849

 Letters of credit (4.2%)
 ABN Amro -
 Formosa Plastics
    05-30-97     5.53     10,000,000      9,955,453
 Bank of America -
 AES Barbers Point
    05-15-97     5.52      5,500,000      5,488,236
 Bank of America -
 Formosa Plastics
    05-15-97     5.54      7,000,000      6,985,001
 Credit Agricole -
 Louis Dreyfus Corp
    05-27-97     5.52      4,900,000      4,880,448
 First Bank Natl Association -
 Midwest Commercial Paper
    05-09-97     5.58      5,000,000(f)   4,993,833
 Student Loan Marketing Assn -
 USA Group
    05-02-97     5.53      2,800,000      2,799,572
 Toronto Dominion Bank -
 Franciscan Services
    05-16-97     5.52      2,800,000      2,793,560
 WestDeutsche Landesbank -
 Comision Federal De Electricidad
    05-29-97     5.52     10,400,000     10,355,349
 Total                                   48,251,452


 Total short-term securities
 (Cost: $279,845,456)                  $279,841,545


 Total investments in securities of unaffiliated issuers (g)
 (Cost: $1,257,835,586)              $1,285,501,619

 Investments in securities of affiliated issuer (g)

 Common stock (0.8%)
 Issuer                       Shares        Value(a)

 Peru
 Metals
 Buenaventura ADR           415,000$       9,026,250


 Total investments in securities of affiliated issuers
 (Cost: $7,007,517)                  $    9,026,250


 Total investments in securities
 (Cost: $1,264,843,103)(h)           $1,294,527,869

See accompanying notes to investments in securities.

      Investments in securities


      World Growth Portfolio
      April 30, 1997 (Unaudited)

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(b)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(c) Non-income producing.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Negligible market value.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended April 30, 1997 are as follows:

 Issuer         Beginning       Purchase          Sales        Ending   Dividend
                     cost           cost           cost          cost     income

 Buenaventura
    ADR        $2,990,000     $4,017,517  $          --    $7,007,517    $48,661
 Oliver Gold    1,415,994             --      1,415,994            --         --
                ---------          -----       ---------         ----       ----

 Total         $4,405,994     $4,017,517     $1,415,994    $7,007,517    $48,661

(h) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $1,264,843,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $86,344,000

Unrealized depreciation                                            (56,659,000)
                                                                   -----------

Net unrealized appreciation                                        $29,685,000

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements


National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

TTY Service

For the hearing impaired

800-846-4852

American Express Financial Advisors Easy Access Line

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

800-862-7919

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Global Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010